Revenue (Details 1) - Allrites Holdings Pte Ltd And Subsidiaries [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred revenue, beginning of the period	$ 264,348	$ 609,698	$ 58,335
Revenue deferred	142,777	385,609	1,354,837
Revenue earned	(159,718)	(730,959)	(803,473)
Deferred revenue, as of the end of the period	$ 247,407	$ 264,348	$ 609,698